Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Delaware Growth and Income Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Delaware Growth and Income Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Dimensional Fund Advisors LP will replace Delaware Investments Fund Advisers as the Fund’s sub-adviser.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 1 Fund. All references to the Fund’s name are revised accordingly.

The investment objective of the Fund is to seek long-term capital appreciation. All references to the investment objective are revised accordingly.

The following replaces Principal Investment Strategies on pages 1-2 and paragraphs 2-6 under Investment Objective and Principal Investment Strategies on page 4:

In constructing an investment portfolio, the Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the sub-adviser. The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Fund will invest primarily in U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following is added under Principal Risks on page 2:

•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.

•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

LVIP Dimensional Non-U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional Non-U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional International Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-6 under Principal Investment Strategies on page 2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional International Core Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of the Underlying Fund, the sub-adviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the sub-adviser’s investment committee. The Underlying Fund’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund intends to purchase securities of companies associated with developed market countries that the sub-adviser has designated as approved markets. The Underlying Fund will invest primarily in equity securities. The sub-adviser determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Underlying Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 1 under Principal Investment Strategies on page 3 and paragraph 17 under Investment Objective and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Principal Risks on pages 3 and 8-11:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

The following risks are removed from Principal Risks: Asset Allocation Risk; Real Estate and REIT Risk; Emerging Markets Risk; and Securities Lending Risk.

LVIP Dimensional U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-5 under Principal Investment Strategies on pages 1-2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional Core 2 Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the subadviser. The Underlying Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund generally will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Underlying Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 10 under Principal Investment Strategies on page 2 and paragraph 4 under Investment Objective and Principal Investment Strategies on page 7:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Principal Risks on pages 3 and 8:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

The following risks are removed from Principal Risks: Passive Management Risk; Asset Allocation Risk; Real Estate and REIT Risk; and Securities Lending Risk.

LVIP Columbia Small-Mid Cap Growth RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Columbia Small-Mid Cap Growth RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Ivy Investment Management Company will replace Columbia Management Investment Advisers, LLC (“Columbia”) as the Fund’s sub-adviser.

The name of the Fund will be LVIP Ivy Mid Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-4 under Principal Investment Strategies on page 2 and paragraphs 2-7 under Investment Objection and Principal Investment Strategies on page 6:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Fund’s subadviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $1.6 billion and $29.8 billion.

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The following replaces paragraph 9 under Principal Investment Strategies on page 2 and paragraph 12 under Investment Objection and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following risks are removed from Principal Risks: Convertible Bond Risk; Depository Receipts Risk; and Special Situations Risk.
LVIP Delaware Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Delaware Growth and Income Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Delaware Growth and Income Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Dimensional Fund Advisors LP will replace Delaware Investments Fund Advisers as the Fund’s sub-adviser.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 1 Fund. All references to the Fund’s name are revised accordingly.

The investment objective of the Fund is to seek long-term capital appreciation. All references to the investment objective are revised accordingly.

The following replaces Principal Investment Strategies on pages 1-2 and paragraphs 2-6 under Investment Objective and Principal Investment Strategies on page 4:

In constructing an investment portfolio, the Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the sub-adviser. The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Fund will invest primarily in U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following is added under Principal Risks on page 2:

•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.

•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

LVIP Dimensional Non-U.S. Equity RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Dimensional Non-U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional Non-U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional International Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-6 under Principal Investment Strategies on page 2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional International Core Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of the Underlying Fund, the sub-adviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the sub-adviser’s investment committee. The Underlying Fund’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund intends to purchase securities of companies associated with developed market countries that the sub-adviser has designated as approved markets. The Underlying Fund will invest primarily in equity securities. The sub-adviser determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Underlying Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 1 under Principal Investment Strategies on page 3 and paragraph 17 under Investment Objective and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Principal Risks on pages 3 and 8-11:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

The following risks are removed from Principal Risks: Asset Allocation Risk; Real Estate and REIT Risk; Emerging Markets Risk; and Securities Lending Risk.
LVIP Dimensional U.S. Equity RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Dimensional U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-5 under Principal Investment Strategies on pages 1-2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional Core 2 Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the subadviser. The Underlying Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund generally will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Underlying Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 10 under Principal Investment Strategies on page 2 and paragraph 4 under Investment Objective and Principal Investment Strategies on page 7:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Principal Risks on pages 3 and 8:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

The following risks are removed from Principal Risks: Passive Management Risk; Asset Allocation Risk; Real Estate and REIT Risk; and Securities Lending Risk.
LVIP Columbia Small-Mid Cap Growth RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Columbia Small-Mid Cap Growth RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Columbia Small-Mid Cap Growth RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Ivy Investment Management Company will replace Columbia Management Investment Advisers, LLC (“Columbia”) as the Fund’s sub-adviser.

The name of the Fund will be LVIP Ivy Mid Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-4 under Principal Investment Strategies on page 2 and paragraphs 2-7 under Investment Objection and Principal Investment Strategies on page 6:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Fund’s subadviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $1.6 billion and $29.8 billion.

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The following replaces paragraph 9 under Principal Investment Strategies on page 2 and paragraph 12 under Investment Objection and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following risks are removed from Principal Risks: Convertible Bond Risk; Depository Receipts Risk; and Special Situations Risk.